FINANCIAL INSTRUMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Total Assets	$ 7,177,048,816	$ 5,404,819,804
Liabilities
Total Liabilities	6,448,924,225	4,559,215,327
Financial liabilities at amortized cost
Liabilities
Total Liabilities	6,176,558,682	4,348,115,728
Financial assets at fair value through profit or loss
Assets
Total Assets	308,094,400	879,629,084
Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Total Liabilities	272,365,543	211,099,599
Financial assets at amortized cost
Assets
Total Assets	6,768,944,902	4,524,324,641
Financial assets at fair value through other comprehensive income
Assets
Total Assets	100,009,514	866,079
Deposits
Liabilities
Total Liabilities	5,118,886,479	4,174,648,931
Deposits | Financial liabilities at amortized cost
Liabilities
Total Liabilities	5,118,886,479	4,174,648,931
Derivatives
Liabilities
Total Liabilities		2,281,117
Derivatives | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Total Liabilities		2,281,117
Repo transactions
Liabilities
Total Liabilities	393,411,412
Repo transactions | Financial liabilities at amortized cost
Liabilities
Total Liabilities	393,411,412
Reverse Repo transactions
Liabilities
Total Liabilities		44,677,369
Reverse Repo transactions | Financial liabilities at amortized cost
Liabilities
Total Liabilities		44,677,369
Other financial liabilities
Liabilities
Total Liabilities	280,272,285	218,614,513
Other financial liabilities | Financial liabilities at amortized cost
Liabilities
Total Liabilities	8,600,651	9,796,031
Other financial liabilities | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Total Liabilities	271,671,634	208,818,482
Financing received from the Central Bank and other financial institutions.
Liabilities
Total Liabilities	480,793,742	51,695,858
Financing received from the Central Bank and other financial institutions. | Financial liabilities at amortized cost
Liabilities
Total Liabilities	480,793,742	51,695,858
Unsubordinated Debt securities
Liabilities
Total Liabilities	174,866,398	67,297,539
Unsubordinated Debt securities | Financial liabilities at amortized cost
Liabilities
Total Liabilities	174,866,398	67,297,539
Cash and due from Banks
Assets
Total Assets	1,599,186,464	858,981,662
Cash and due from Banks | Financial assets at amortized cost
Assets
Total Assets	1,599,186,464	858,981,662
Debt securities at fair value through profit or loss
Assets
Total Assets	249,506,501	346,410,248
Debt securities at fair value through profit or loss | Financial assets at fair value through profit or loss
Assets
Total Assets	249,506,501	346,410,248
Derivatives Assets
Assets
Total Assets	9,910,637	6,087,827
Derivatives Assets | Financial assets at fair value through profit or loss
Assets
Total Assets	9,910,637	6,087,827
Other financial assets
Assets
Total Assets	57,533,129	37,666,571
Other financial assets | Financial assets at fair value through profit or loss
Assets
Total Assets	44,370,988	22,573,471
Other financial assets | Financial assets at amortized cost
Assets
Total Assets	13,162,141	15,093,100
Loans and other financing
Assets
Total Assets	3,765,478,226	2,854,710,927
Loans and other financing | Financial assets at amortized cost
Assets
Total Assets	3,765,478,226	2,854,710,927
Other Debt Securities
Assets
Total Assets	804,907,828	1,069,354,274
Other Debt Securities | Financial assets at fair value through profit or loss
Assets
Total Assets		273,817,769
Other Debt Securities | Financial assets at amortized cost
Assets
Total Assets	706,297,983	795,536,505
Other Debt Securities | Financial assets at fair value through other comprehensive income
Assets
Total Assets	98,609,845
Financial assets Pledged as collateral
Assets
Total Assets	681,163,072	230,673,338
Financial assets Pledged as collateral | Financial assets at fair value through profit or loss
Assets
Total Assets		230,670,891
Financial assets Pledged as collateral | Financial assets at amortized cost
Assets
Total Assets	681,163,072	2,447
Investments in Equity Instruments
Assets
Total Assets	5,705,943	934,957
Investments in Equity Instruments | Financial assets at fair value through profit or loss
Assets
Total Assets	4,306,274	68,878
Investments in Equity Instruments | Financial assets at fair value through other comprehensive income
Assets
Total Assets	$ 1,399,669	$ 866,079